Off balance sheet commitments and lease contracts - Off balance sheet commitments and contingencies (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Off balance sheet commitments and lease contracts
Non-current debt obligations net of hedging instruments	$ 38,953	$ 34,684	$ 31,493
Current portion of non-current debt obligations net of hedging instruments	2,677	3,863	5,669
Lease obligations	9,927	9,917	9,477
Asset retirement obligations	9,262	11,359	11,585
Contractual obligations recorded in the balance sheet	60,819	59,823	58,224
Lease obligations for low value assets, short term contracts or not yet commenced	3,168	3,429	2,221
Purchase obligations	198,957	188,827	178,772
Contractual obligations not recorded in the balance sheet	202,125	192,256	180,993
TOTAL OF CONTRACTUAL OBLIGATIONS	262,944	252,079	239,217
OTHER COMMITMENTS GIVEN	83,509	75,275	68,684
Assets received as collateral (security interests)	43	40	42
Sales obligations	115,446	116,850	97,436
Other commitments received	33,331	25,736	25,365
TOTAL OF COMMITMENTS RECEIVED	148,820	142,626	122,843
Commitments given relating to joint ventures	33,915	35,755	32,846
Commitments given relating to associates	65,185	90,221	97,130
Non-current lease obligations	8,051	7,822	7,756
Current portion of lease obligations	1,876	2,095	1,721
Not later than one year
Off balance sheet commitments and lease contracts
Current portion of non-current debt obligations net of hedging instruments	2,677	3,863	5,669
Lease obligations	1,876	2,095	1,721
Asset retirement obligations	504	524	453
Contractual obligations recorded in the balance sheet	5,057	6,482	7,843
Lease obligations for low value assets, short term contracts or not yet commenced	861	772	643
Purchase obligations	13,026	12,307	14,536
Contractual obligations not recorded in the balance sheet	13,887	13,079	15,179
TOTAL OF CONTRACTUAL OBLIGATIONS	18,944	19,561	23,022
OTHER COMMITMENTS GIVEN	21,096	24,162	21,190
Assets received as collateral (security interests)	12	17	22
Sales obligations	9,588	10,743	8,470
Other commitments received	26,642	19,822	18,025
TOTAL OF COMMITMENTS RECEIVED	36,242	30,582	26,517
Commitments given relating to joint ventures	378	87	906
Commitments given relating to associates	169	674	850
Between 1 and 5 years
Off balance sheet commitments and lease contracts
Non-current debt obligations net of hedging instruments	13,097	13,950	13,068
Lease obligations	3,782	3,893	3,652
Asset retirement obligations	1,238	1,588	1,452
Contractual obligations recorded in the balance sheet	18,117	19,431	18,172
Lease obligations for low value assets, short term contracts or not yet commenced	1,743	1,746	1,049
Purchase obligations	50,521	47,855	40,850
Contractual obligations not recorded in the balance sheet	52,264	49,601	41,899
TOTAL OF CONTRACTUAL OBLIGATIONS	70,381	69,032	60,071
OTHER COMMITMENTS GIVEN	26,986	15,654	14,852
Assets received as collateral (security interests)	16	12	8
Sales obligations	51,780	55,870	47,178
Other commitments received	3,595	2,838	3,355
TOTAL OF COMMITMENTS RECEIVED	55,391	58,720	50,541
Commitments given relating to joint ventures	12,304	12,267	10,643
Commitments given relating to associates	14,562	21,074	14,676
More than 5 years
Off balance sheet commitments and lease contracts
Non-current debt obligations net of hedging instruments	25,856	20,734	18,425
Lease obligations	4,269	3,929	4,104
Asset retirement obligations	7,520	9,247	9,680
Contractual obligations recorded in the balance sheet	37,645	33,910	32,209
Lease obligations for low value assets, short term contracts or not yet commenced	564	911	529
Purchase obligations	135,410	128,665	123,386
Contractual obligations not recorded in the balance sheet	135,974	129,576	123,915
TOTAL OF CONTRACTUAL OBLIGATIONS	173,619	163,486	156,124
OTHER COMMITMENTS GIVEN	35,427	35,459	32,642
Assets received as collateral (security interests)	15	11	12
Sales obligations	54,078	50,237	41,788
Other commitments received	3,094	3,076	3,985
TOTAL OF COMMITMENTS RECEIVED	57,187	53,324	45,785
Commitments given relating to joint ventures	21,233	23,401	21,297
Commitments given relating to associates	50,454	68,473	81,604
Guarantees given to customs authorities
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	2,146	1,908	2,001
Guarantees given to customs authorities | Not later than one year
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	2,056	1,839	1,913
Guarantees given to customs authorities | Between 1 and 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	5	9	47
Guarantees given to customs authorities | More than 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	85	60	41
Guarantees given on borrowings
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	27,653	22,317	19,219
Guarantees given on borrowings | Arctic LNG 2 LLC
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	1,116	987
Guarantees given on borrowings | Rio Grande LNG Project
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	800	800
Guarantees given on borrowings | North Field South project
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	1,300
Guarantees given on borrowings | Ichthys LNG PTY Limited
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	3,914	4,022
Guarantees given on borrowings | Yamal LNG
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	3,299	3,243
Guarantees given on borrowings | Bayport Polymers LLC
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	1,400	1,400
Guarantees given on borrowings | Amiral project
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	2,584	2,584
Guarantees given on borrowings | Oranje Wind (HKW)
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	1,469	1,299
Guarantees given on borrowings | EACOP project
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	1,245
Guarantees given on borrowings | TotalEnergies Refining & Chemicals Saudi Arabia S.A.S.
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	1,025	1,025
Guarantees given on borrowings | Mozambique LNG project
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	4,600	4,600
Guarantees given on borrowings | Not later than one year
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	146	419	582
Guarantees given on borrowings | Between 1 and 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	18,212	12,887	9,506
Guarantees given on borrowings | More than 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	9,295	9,011	9,131
Guarantees related to sales of businesses
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	321	306	312
Guarantees related to sales of businesses | Not later than one year
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	168	154	160
Guarantees related to sales of businesses | Between 1 and 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	153	152
Guarantees related to sales of businesses | More than 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN			152
Guarantees of current liabilities
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	243	167	67
Guarantees of current liabilities | Not later than one year
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	223	167	67
Guarantees of current liabilities | Between 1 and 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	6
Guarantees of current liabilities | More than 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	14
Guarantees to customers / suppliers
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	29,685	27,510	23,382
Guarantees to customers / suppliers | Not later than one year
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	8,388	11,618	6,768
Guarantees to customers / suppliers | Between 1 and 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	6,394	1,599	3,946
Guarantees to customers / suppliers | More than 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	14,903	14,293	12,668
Letters of credit
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	4,308	3,974	3,294
Letters of credit | Not later than one year
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	4,102	3,767	3,002
Letters of credit | Between 1 and 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	179	189	270
Letters of credit | More than 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	27	18	22
Other operating commitments
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	19,153	19,093	20,409
Other operating commitments | Not later than one year
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	6,013	6,198	8,698
Other operating commitments | Between 1 and 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	2,037	818	1,083
Other operating commitments | More than 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	$ 11,103	$ 12,077	$ 10,628